Fair Value Measurements - Summary of Fair Value Measurements Inputs into Formula (Detail)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Measurement Input Probability of an Acquisition Occurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	40	10	85
Measurement Input, Implied Unit price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.32	10.17	10.1
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.79	4.7	0.27
Measurement Input Time to the Acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.05	0.69
Measurement Input Time To Expiration [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.25	0.05